PIMCO 0-5 Year High Yield Corporate Bond Exchange-Traded Fund Expense Example - PIMCO 0-5 Year High Yield Corporate Bond Exchange-Traded Fund - PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689